UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2012

                Check here if Amendment [  ]; Amendment Number:
     This Amendment (check only one.)        [  ] is a restatement
                                             [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                        ROCKY MOUNTAIN ADVISERS, L.L.C.
                                     (Name)

                          2344 SPRUCE STREET, SUITE A
                            BOULDER, COLORADO  80302
                                   (Address)

                        Form 13F File Number:  28-14185

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:          Nicole  Murphey
Title:         President
Phone:         (303)  444-5483

Signature,  Place,  and  Date  of  Signing:

/s/ Nicole Murphey          Boulder, Colorado               February 14, 2013
    (Signature)               (City,  State)                    (Date)

Report  Type  (Check  only  one.):

[  ]     13F  HOLDINGS  REPORT.  (Check  here  if all holdings of this reporting
         manager  are  reported  in  this     report).

[ X ]    13F NOTICE.  (Check here if no holdings reported are in this report,
         and  all  holdings  are  reported  by    other  reporting  manager(s).)

[   ]    13F  COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:

Form  13F  File  Number     Name

028-10971                   Stewart West Indies Trading  Co., Ltd.
                            (d/b/a Stewart Investment Advisers)

28-04557                    Wellington  Management  Company,  LLP